PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 42.1%
Mortgage-Backed Securities 23.2%
Federal Home Loan Mortgage Corporation
2.00%, 04/01/36 - 03/01/52	826,787	690,012
3.50%, 08/01/37 - 09/01/52	726,584	690,230
4.00%, 09/01/37 - 10/01/37 (a)	178,535	175,800
4.00%, 10/01/45 - 09/01/52	296,328	286,416
3.00%, 11/01/46 - 01/01/52	177,364	160,200
4.50%, 11/01/48 - 08/01/52	177,113	173,649
2.50%, 05/01/50 - 12/01/51	576,615	499,380
2.50%, 04/01/52 (a)	275,786	237,863
5.00%, 09/01/52 - 01/01/53	135,487	135,181
5.50%, 04/01/53 (a)	120,000	121,210
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 03/01/50	1,108,410	1,023,134
2.50%, 10/01/35 - 01/01/52	1,132,185	1,000,218
3.50%, 08/01/37 - 12/01/52	492,524	465,143
4.00%, 10/01/37 - 05/01/52	478,158	464,480
TBA, 2.00%, 04/15/38 - 10/01/51 (a)	612,502	519,080
3.50%, 04/15/38 - 11/01/52 (a)	233,176	221,369
4.00%, 04/15/38 - 07/01/52 (a)	259,607	251,833
4.50%, 05/01/47 - 09/01/52	362,414	359,285
2.00%, 10/01/50 - 01/01/52	1,496,060	1,240,652
2.50%, 01/01/52 (a)	106,360	91,735
5.00%, 08/01/52 - 01/01/53	299,943	299,482
TBA, 4.50%, 10/01/52 - 04/15/53 (a)	298,487	292,383
TBA, 5.50%, 02/01/53 - 04/15/53 (a)	263,722	266,444
TBA, 5.00%, 04/15/53 (a)	81,000	80,769
Government National Mortgage Association
3.00%, 10/20/46 - 02/20/52	466,563	427,630
3.50%, 05/20/47 - 07/20/51	448,988	426,475
4.00%, 07/20/47 - 10/20/52	342,391	331,322
4.50%, 12/20/48 - 11/20/52	194,909	192,514
2.50%, 03/20/51 - 07/20/51	533,203	471,183
2.50%, 09/20/51 (a)	134,980	118,976
2.00%, 03/20/52	170,328	144,521
5.00%, 10/20/52	64,237	64,335
TBA, 5.00%, 05/15/53 (a)	210,000	210,034
		12,132,938
U.S. Treasury Note 13.2%
Treasury, United States Department of
2.25%, 11/15/25	585,000	561,417
4.00%, 12/15/25	260,000	260,975
0.38%, 12/31/25 - 01/31/26	724,000	658,679
1.50%, 08/15/26 - 02/15/30	1,081,000	970,403
0.88%, 09/30/26	200,000	181,125
1.25%, 11/30/26 - 06/30/28	1,025,000	911,074
2.63%, 05/31/27	849,000	814,111
1.38%, 11/15/31	478,000	403,387
1.88%, 02/15/32	82,000	71,955
2.88%, 05/15/32	1,888,600	1,797,121
2.75%, 08/15/32	260,000	244,644
		6,874,891
U.S. Treasury Bond 3.7%
Treasury, United States Department of
3.75%, 08/15/41	481,000	479,873
2.00%, 11/15/41	40,000	30,144
3.13%, 11/15/41	316,000	287,807
2.50%, 02/15/45 - 02/15/46	756,000	600,824
3.00%, 02/15/48	444,000	387,182
1.63%, 11/15/50	81,000	51,954
2.88%, 05/15/52	100,000	85,531
		1,923,315
Sovereign 1.1%
Government of Saudi Arabia
5.00%, 01/18/53 (b)	200,000	186,967
Ministry of Finance
4.50%, 01/17/33	200,000	198,880
Presidencia de la Republica de Colombia
7.50%, 02/02/34	200,000	195,908
		581,755
U.S. Government Agency Obligations 0.6%
Airport Authority
4.88%, 01/12/30 (b) (c)	123,000	125,968
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (c)	229,000	186,515
		312,483
Municipal 0.3%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	55,000	40,684
Jobsohio Beverage System
4.43%, 01/01/33	32,000	32,011
The Dormitory Authority of the State of New York
3.19%, 02/15/43	100,000	79,602
		152,297
Total Government And Agency Obligations (cost $23,756,872)		21,977,679
CORPORATE BONDS AND NOTES 41.4%
Financials 13.5%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	165,000	148,085
3.00%, 10/29/28	211,000	183,996
3.30%, 01/30/32	25,000	20,647
Aon Corporation
5.35%, 02/28/33	61,000	63,207
Bank of America Corporation
3.56%, 04/23/27	242,000	230,651
1.73%, 07/22/27	103,000	92,200
4.27%, 07/23/29	333,000	319,969
2.59%, 04/29/31	100,000	84,697
2.68%, 06/19/41	65,000	45,998
Barclays PLC
3.56%, 09/23/35 (d)	95,000	74,197
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	95,000	67,084
BlackRock, Inc.
2.10%, 02/25/32	188,000	157,542
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (b)	69,000	52,433
Blackstone Private Credit Fund
3.25%, 03/15/27	58,000	49,232
Blackstone Secured Lending Fund
2.85%, 09/30/28	105,000	85,464
Citigroup Inc.
5.00%, (100, 09/12/24) (e)	83,000	77,451
3.52%, 10/27/28 (f)	131,000	122,700
3.98%, 03/20/30	34,000	31,769
2.67%, 01/29/31	92,000	78,681
6.27%, 11/17/33	100,000	108,157
CNO Global Funding
2.65%, 01/06/29 (b)	150,000	130,520
Credit Suisse AG
4.75%, 08/09/24	138,000	133,314
Credit Suisse Group AG
6.50%, 08/08/23 (b) (d)	75,000	71,625
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (d)	124,000	90,476
F&G Global Funding
2.00%, 09/20/28 (b)	80,000	67,668
Ford Motor Credit Company LLC
5.13%, 06/16/25	75,000	73,384
4.13%, 08/17/27	13,000	11,904
3.82%, 11/02/27	155,000	138,919
7.35%, 11/04/27 - 03/06/30	221,000	227,839
FS KKR Capital Corp.
3.40%, 01/15/26	164,000	147,733
Icahn Enterprises L.P.
4.75%, 09/15/24	28,000	27,443
Intercontinental Exchange, Inc.
2.10%, 06/15/30	40,000	33,789
JPMorgan Chase & Co.
5.55%, 12/15/25	125,000	125,912
2.01%, 03/13/26	132,000	124,413
2.07%, 06/01/29	114,000	98,731

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
2.74%, 10/15/30	145,000	126,526
KKR Group Finance Co. XII LLC
4.85%, 05/17/32 (b)	66,000	63,537
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	109,000	99,190
LSEGA Financing PLC
2.50%, 04/06/31 (b)	90,000	76,850
3.20%, 04/06/41 (b)	28,000	21,349
Markel Corporation
6.00%, (100, 06/01/25) (e)	125,000	119,932
Morgan Stanley
0.99%, 12/10/26	105,000	93,492
3.59%, 07/22/28	110,000	104,088
5.12%, 02/01/29	83,000	83,520
3.62%, 04/01/31	32,000	29,200
2.51%, 10/20/32	62,000	50,747
6.34%, 10/18/33	135,000	147,510
2.48%, 09/16/36	90,000	68,099
5.95%, 01/19/38	72,000	71,438
National Rural Utilities Cooperative Finance Corporation
5.80%, 01/15/33 (f)	169,000	180,194
National Securities Clearing Corporation
5.10%, 11/21/27 (b)	250,000	251,728
NatWest Markets PLC
1.60%, 09/29/26 (b)	242,000	211,165
New York Life Global Funding
4.85%, 01/09/28 (b)	127,000	128,886
1.20%, 08/07/30 (b)	134,000	105,629
4.55%, 01/28/33 (b)	88,000	87,046
State Street Corporation
5.75%, 11/04/26	44,000	45,192
4.82%, 01/26/34	70,000	69,558
The Bank of New York Mellon Corporation
5.83%, 10/25/33	112,000	119,632
The Bank of Nova Scotia
5.25%, 12/06/24 (d)	100,000	100,180
The Goldman Sachs Group, Inc.
2.64%, 02/24/28	133,000	121,429
4.22%, 05/01/29	50,000	47,755
3.80%, 03/15/30	211,000	196,559
2.62%, 04/22/32	39,000	32,486
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	66,000	43,555
The Toronto-Dominion Bank
8.13%, 10/31/82 (d)	200,000	203,500
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	39,812	38,954
UBS Group AG
4.99%, 08/05/33 (b) (d)	67,000	63,900
Wells Fargo & Company
4.90%, 07/25/33 (f)	221,000	215,795
Westpac Banking Corporation
2.67%, 11/15/35 (d)	48,000	37,497
		7,053,948
Utilities 6.4%
AEP Transmission Company, LLC
5.40%, 03/15/53	72,000	74,994
Baltimore Gas and Electric Company
4.55%, 06/01/52	45,000	40,950
CenterPoint Energy Houston Electric, LLC
4.95%, 04/01/33	114,000	116,441
Commonwealth Edison Company
3.75%, 08/15/47	79,000	64,467
5.30%, 02/01/53	42,000	43,459
Duke Energy Florida, LLC
5.95%, 11/15/52	109,000	121,423
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (b)	61,000	49,525
Edison International
6.95%, 11/15/29	76,000	82,389
Enel Finance International N.V.
2.25%, 07/12/31 (b)	93,000	72,616
7.50%, 10/14/32 (b)	32,000	35,683
Eversource Energy
3.38%, 03/01/32	80,000	71,772
Florida Power & Light Company
5.10%, 04/01/33	127,000	131,562
Idaho Power Company
5.50%, 03/15/53	125,000	129,966
Metropolitan Edison Company
5.20%, 04/01/28 (b)	59,000	59,603
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	170,000	171,171
5.05%, 02/28/33	170,000	170,745
Pacific Gas And Electric Company
3.30%, 12/01/27	46,000	41,438
3.25%, 06/01/31	58,000	49,285
5.90%, 06/15/32	134,000	134,019
6.15%, 01/15/33	41,000	42,096
4.50%, 07/01/40	181,000	148,624
6.75%, 01/15/53	60,000	61,976
6.70%, 04/01/53	76,000	78,259
Pennsylvania Electric Company
5.15%, 03/30/26 (b)	42,000	42,170
PPL Electric Utilities Corporation
5.00%, 05/15/33	290,000	296,281
5.25%, 05/15/53	7,000	7,250
Public Service Electric And Gas Company
3.10%, 03/15/32	36,000	32,152
4.90%, 12/15/32	126,000	128,872
5.13%, 03/15/53	46,000	47,093
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	39,000	40,548
San Diego Gas & Electric Company
1.70%, 10/01/30	72,000	58,801
2.95%, 08/15/51	60,000	41,768
5.35%, 04/01/53	152,000	156,561
Southern California Edison Company
5.85%, 11/01/27	61,000	64,273
5.30%, 03/01/28	127,000	130,289
4.13%, 03/01/48	46,000	38,119
The AES Corporation
3.30%, 07/15/25 (b)	133,000	126,116
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	71,000	68,583
3.70%, 01/30/27 (b)	110,000	101,687
		3,373,026
Energy 5.7%
Antero Midstream Partners LP
5.38%, 06/15/29 (b)	18,000	16,953
BP Capital Markets America Inc.
4.81%, 02/13/33	159,000	161,451
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	125,000	116,612
3.25%, 01/31/32	20,000	16,534
Devon Energy Corporation
5.88%, 06/15/28	39,000	39,606
4.50%, 01/15/30	34,000	32,473
Energy Transfer LP
6.50%, (100, 08/15/26) (e)	20,000	17,648
6.75%, (100, 05/15/25) (e)	102,000	90,037
7.13%, (100, 05/15/30) (e)	119,000	99,785
5.55%, 02/15/28	211,000	214,041
5.75%, 02/15/33	104,000	105,989
5.80%, 06/15/38	45,000	44,230
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	39,613
Enlink Midstream, LLC
6.50%, 09/01/30 (b)	18,000	18,201
EQM Midstream Partners, LP
4.13%, 12/01/26	113,000	102,620
4.50%, 01/15/29 (b)	31,000	26,358
Marathon Oil Corporation
4.40%, 07/15/27	103,000	99,865
MPLX LP
5.00%, 03/01/33	93,000	91,025
5.65%, 03/01/53	35,000	33,610

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
ONEOK, Inc.
6.10%, 11/15/32	67,000	69,377
4.50%, 03/15/50	60,000	46,615
7.15%, 01/15/51	50,000	53,332
Petroleos Mexicanos
10.00%, 02/07/33 (b) (f)	52,000	49,693
Pioneer Natural Resources Company
5.10%, 03/29/26	177,000	177,725
1.90%, 08/15/30	90,000	73,277
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	300,000	288,024
4.50%, 05/15/30	80,000	77,283
Santos Finance Ltd
3.65%, 04/29/31 (b)	80,000	67,127
Southwestern Energy Company
4.75%, 02/01/32	121,000	106,921
Targa Resources Corp.
4.20%, 02/01/33	60,000	53,981
Targa Resources Partners LP
5.50%, 03/01/30	60,000	58,541
4.88%, 02/01/31	56,000	52,790
Transocean Inc
8.75%, 02/15/30 (b)	24,000	24,480
Var Energi ASA
8.00%, 11/15/32 (b)	240,000	256,906
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (b)	8,000	7,216
6.25%, 01/15/30 (b)	84,000	84,771
Western Midstream Operating, LP
6.15%, 04/01/33	53,000	53,728
		2,968,438
Health Care 4.9%
AbbVie Inc.
3.20%, 11/21/29	105,000	97,501
4.50%, 05/14/35	55,000	53,282
Amgen Inc.
5.25%, 03/02/30	200,000	204,344
3.15%, 02/21/40	62,000	48,668
5.65%, 03/02/53	227,000	236,247
5.75%, 03/02/63	81,000	84,035
Ascension Health
2.53%, 11/15/29	28,000	24,589
Baylor Scott & White Holdings
2.84%, 11/15/50 (f)	54,000	36,452
Centene Corporation
3.00%, 10/15/30	168,000	141,965
2.50%, 03/01/31	285,000	231,136
Cigna Corporation
4.38%, 10/15/28	50,000	49,219
CVS Health Corporation
5.25%, 02/21/33	170,000	173,403
Eli Lilly and Company
4.70%, 02/27/33	99,000	101,456
HCA Inc.
5.38%, 02/01/25	130,000	130,043
5.88%, 02/15/26	30,000	30,438
3.50%, 09/01/30	57,000	50,778
Humana Inc.
5.50%, 03/15/53	51,000	51,942
Indiana University Health, Inc.
2.85%, 11/01/51	51,000	34,629
Northwestern Memorial HealthCare
2.63%, 07/15/51	55,000	36,412
Piedmont Healthcare, Inc.
2.04%, 01/01/32	43,000	34,398
Royalty Pharma PLC
3.55%, 09/02/50	70,000	48,336
Teva Pharmaceutical Finance Netherlands III B.V.
8.13%, 09/15/31 (f)	75,000	78,763
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	7,980
UnitedHealth Group Incorporated
5.30%, 02/15/30	207,000	218,222
4.75%, 05/15/52	155,000	150,813
5.88%, 02/15/53	102,000	114,648
6.05%, 02/15/63	71,000	81,181
		2,550,880
Consumer Discretionary 3.1%
Amazon.com, Inc.
2.10%, 05/12/31 (f)	115,000	98,274
3.88%, 08/22/37	90,000	83,898
3.10%, 05/12/51	55,000	41,695
Carnival Corporation
4.00%, 08/01/28 (b)	51,000	43,929
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (b)	150,000	150,283
Ford Motor Company
6.10%, 08/19/32 (f)	36,000	34,780
General Motors Company
5.60%, 10/15/32	106,000	103,535
General Motors Financial Company, Inc.
3.10%, 01/12/32	48,000	39,124
Hyatt Hotels Corporation
5.63%, 04/23/25 (g) (h)	45,000	44,759
Kohl's Corporation
3.63%, 05/01/31 (f) (g) (h)	41,000	27,496
Lowe`s Companies, Inc.
3.00%, 10/15/50	36,000	23,900
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	11,000	9,551
Macys Retail Holdings
5.88%, 03/15/30 (b)	69,000	61,067
6.13%, 03/15/32 (b)	40,000	35,188
Marriott International, Inc.
4.90%, 04/15/29	78,000	77,303
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	29,772	29,701
Newell Brands Inc.
6.38%, 09/15/27 (f)	52,000	52,471
6.63%, 09/15/29 (f)	55,000	55,489
Prosus N.V.
4.19%, 01/19/32 (b)	53,000	45,045
Resorts World Las Vegas LLC
4.63%, 04/06/31 (b)	200,000	147,473
SkyMiles IP Ltd.
4.50%, 10/20/25 (b)	9,167	9,008
4.75%, 10/20/28 (b)	16,000	15,349
Toll Brothers Finance Corp.
3.80%, 11/01/29	160,000	143,899
Warnermedia Holdings, Inc.
5.05%, 03/15/42 (b)	114,000	95,321
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	136,000	133,043
		1,601,581
Communication Services 2.3%
AT&T Inc.
2.55%, 12/01/33	155,000	124,684
4.90%, 08/15/37	16,000	15,333
4.85%, 03/01/39	150,000	140,483
Charter Communications Operating, LLC
5.38%, 04/01/38	45,000	39,195
5.75%, 04/01/48	23,000	19,735
4.80%, 03/01/50	27,000	20,634
6.83%, 10/23/55	51,000	49,416
Comcast Corporation
3.75%, 04/01/40	35,000	30,108
3.40%, 07/15/46	50,000	38,863
2.89%, 11/01/51	51,000	34,699
4.05%, 11/01/52	13,000	10,895
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	37,000	33,513
Meta Platforms, Inc.
3.85%, 08/15/32	75,000	70,244
4.45%, 08/15/52	80,000	70,427
The Walt Disney Company
4.63%, 03/23/40	80,000	78,229
T-Mobile USA, Inc.
2.63%, 04/15/26	236,000	220,888

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
Verizon Communications Inc.
4.02%, 12/03/29	15,000	14,368
3.15%, 03/22/30	84,000	76,523
1.75%, 01/20/31	47,000	37,931
2.55%, 03/21/31	74,000	62,986
		1,189,154
Industrials 2.2%
Air Canada
3.88%, 08/15/26 (b)	70,000	63,588
Aircastle Limited
5.25%, 08/11/25 (b)	108,000	105,823
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (b)	80,000	74,511
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	134,000	137,526
General Electric Company
8.20%, (3 Month USD LIBOR + 3.33%), (100, 06/15/23) (e) (f) (i)	193,000	192,759
Howmet Aerospace Inc.
5.90%, 02/01/27	100,000	101,966
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	68,370	58,168
Raytheon Technologies Corporation
5.15%, 02/27/33	63,000	65,528
Regal Rexnord Corporation
6.05%, 02/15/26 (b) (f) (h)	83,000	83,567
6.40%, 04/15/33 (b) (h)	84,000	84,141
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (b)	46,000	39,166
The Boeing Company
5.15%, 05/01/30 (h)	160,000	161,044
		1,167,787
Consumer Staples 1.7%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200,000	198,650
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	141,000	148,909
B. A. T. Capital Corporation
4.39%, 08/15/37	45,000	36,730
3.73%, 09/25/40	55,000	39,338
JBS USA Food Company
5.50%, 01/15/30 (b)	50,000	47,758
5.75%, 04/01/33 (b)	62,000	59,552
6.50%, 12/01/52 (b)	50,000	47,928
Northwestern University
2.64%, 12/01/50	38,000	26,731
Pilgrim's Pride Corporation
3.50%, 03/01/32	180,000	144,585
The Trustees of Princeton University
4.20%, 03/01/52	78,000	73,990
University of Washington
4.35%, 04/15/22	76,000	63,171
		887,342
Real Estate 0.8%
EPR Properties
4.95%, 04/15/28	60,000	50,221
3.60%, 11/15/31	61,000	45,240
Essential Properties, L.P.
2.95%, 07/15/31	78,000	57,833
GLP Financing, LLC
5.75%, 06/01/28	15,000	14,745
3.25%, 01/15/32 (f)	37,000	30,209
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	57,000	46,154
VICI Properties Inc.
4.25%, 12/01/26 (b)	55,000	51,528
3.75%, 02/15/27 (b)	63,000	58,192
4.13%, 08/15/30 (b) (f)	94,000	83,525
		437,647
Materials 0.6%
Celanese US Holdings LLC
6.33%, 07/15/29 (h)	115,000	116,491
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (b) (f)	110,000	101,095
Yara International ASA
7.38%, 11/14/32 (b)	87,000	96,031
		313,617
Information Technology 0.2%
Dell International L.L.C.
8.35%, 07/15/46 (h)	25,000	30,222
VMware, Inc.
2.20%, 08/15/31	76,000	60,157
		90,379
Total Corporate Bonds And Notes (cost $22,872,099)		21,633,799
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.4%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	20,212	19,610
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	75,579	72,367
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	143,900	128,285
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	250,000	252,132
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.28%, (1 Month Term SOFR + 2.45%), 08/15/39 (i)	155,204	153,650
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	223,137	220,488
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	158,705	152,121
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	160,000	157,903
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (i)	148,021	119,730
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	89,726	88,217
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	181,000	179,562
COMM 2014-UBS3 Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	47,375
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	44,171	43,771
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	171,000	171,171
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	186,111	177,976
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	223,000	213,955
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	102,662	100,812
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	12,289	12,201
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	46,218	44,932
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	119,006	118,386
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	85,000	76,281
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A3-2, 3.10%, 02/16/27	104,000	100,931
Series 2022-B-2, 3.77%, 04/17/28	107,000	102,966
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	137,814
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	44,997	42,292
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	52,042	49,164
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/24	126,000	125,067
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	171,000	170,803
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	128,737

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	181,515	179,318
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A3-C, 4.38%, 12/16/24	100,000	99,073
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	53,000	47,693
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (i)	174,571	147,922
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	100,000	96,599
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	201,074	171,943
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.17%, (1 Month USD LIBOR + 0.48%), 10/16/23 (i)	113,087	107,499
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	247,475	244,431
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	90,936	88,845
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (i)	80,701	66,789
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	39,932	39,085
Series 2012-A-2, 4.00%, 10/29/24	35,881	34,830
Verizon Master Trust
Series 2022-A1A-5, 3.72%, 01/22/24 (g)	114,000	112,536
Series 2022-A1A-7, 5.23%, 11/20/24	310,000	312,355
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (i)	57,000	49,671
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (i)	38,721	33,358
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	192,000	188,323
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,699,476)		5,428,969
SENIOR FLOATING RATE INSTRUMENTS 1.6%
Communication Services 0.5%
CenturyLink, Inc.
2020 Term Loan B, 6.88%, (1 Month USD LIBOR + 2.25%), 03/15/27 (i)	96,635	63,483
Cimpress Public Limited Company
USD Term Loan B, 8.13%, (1 Month USD LIBOR + 3.50%), 04/29/28 (i)	35,667	34,062
CSC Holdings, LLC
2022 Term Loan B6, 9.33%, (1 Month Term SOFR + 4.50%), 01/17/28 (i)	42,632	39,370
DirecTV Financing, LLC
Term Loan, 9.63%, (1 Month USD LIBOR + 5.00%), 07/22/27 (i)	31,417	30,171
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.13%, (1 Month USD LIBOR + 2.50%), 06/13/26 (i)	40,013	39,873
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.09%, (3 Month Term SOFR + 3.25%), 07/04/28 (i)	9,950	9,937
UFC Holdings, LLC
2021 Term Loan B, 7.57%, (3 Month USD LIBOR + 2.75%), 04/29/26 (i)	51,515	51,185
		268,081
Consumer Discretionary 0.5%
Adient US LLC
2021 Term Loan B, 7.88%, (1 Month USD LIBOR + 3.25%), 04/30/28 (i)	50,283	50,094
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.38%, (1 Month USD LIBOR + 1.75%), 08/29/25 (i)	100,000	99,375
PCI Gaming Authority
Term Loan, 7.13%, (1 Month USD LIBOR + 2.50%), 05/15/26 (i)	109,653	109,440
		258,909
Materials 0.3%
Berry Global, Inc.
2021 Term Loan Z, 6.51%, (1 Month USD LIBOR + 1.75%), 07/01/26 (i)	114,480	113,980
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 7.38%, (1 Month USD LIBOR + 2.75%), 01/21/26 (i)	26,527	26,209
		140,189
Industrials 0.1%
Air Canada
2021 Term Loan B, 8.37%, (3 Month USD LIBOR + 3.50%), 07/27/28 (i)	23,820	23,723
Genesee & Wyoming Inc. (New)
Term Loan, 6.73%, (3 Month USD LIBOR + 2.00%), 10/29/26 (i)	49,470	49,073
		72,796
Information Technology 0.1%
Peraton Corp.
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 02/22/28 (i)	68,252	67,257
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 8.73%, (SOFR + 3.75%), 09/22/24 (i)	26,279	25,797
Total Senior Floating Rate Instruments (cost $870,751)		833,029
INVESTMENT COMPANIES 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,525	495,985
Total Investment Companies (cost $483,496)		495,985
COMMON STOCKS 0.0%
Financials 0.0%
Nordic Aviation Capital Designated Activity Company (j) (k)	1,215	18,225
Total Common Stocks (cost $30,702)		18,225
SHORT TERM INVESTMENTS 9.8%
Investment Companies 4.8%
State Street U.S. Government Money Market Fund, 4.63% (l)	2,508,353	2,508,353
U.S. Treasury Bill 2.5%
Treasury, United States Department of
4.61%, 04/20/23	375,000	374,161
4.72%, 06/15/23	395,000	391,259
4.55%, 11/30/23	457,000	443,110
4.70%, 02/22/24	110,000	105,561
		1,314,091
Securities Lending Collateral 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84% (l)	1,283,793	1,283,793
Total Short Term Investments (cost $5,105,932)		5,106,237
Total Investments 106.3% (cost $58,819,328)		55,493,923
Other Derivative Instruments 0.0%		12,482
Other Assets and Liabilities, Net (6.3)%		(3,303,880)
Total Net Assets 100.0%		52,202,525

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2023, the total payable for investments purchased on a delayed delivery basis was $2,583,325.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $4,724,764 and 9.1% of the Fund.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Convertible security.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) All or a portion of the security was on loan as of March 31, 2023.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Non-income producing security.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	4	June 2023	459,865	1,217	(178)
United States 2 Year Note	7	July 2023	1,446,698	984	(1,526)
United States 5 Year Note	8	July 2023	864,921	707	11,141
United States Long Bond	12	June 2023	1,508,774	12,000	65,101
United States Ultra Bond	11	June 2023	1,513,831	12,886	38,544
				27,794	113,082
Short Contracts
United States 10 Year Ultra Bond	(28)	June 2023	(3,287,705)	(15,312)	(104,232)

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 87.5%
Communication Services 14.0%
Altice Financing S.A.
5.75%, 08/15/29 (a)	540,000	429,377
Altice France
6.00%, 02/15/28 (a)	69,000	43,835
Altice France Holding S.A.
5.50%, 01/15/28 - 10/15/29 (a)	398,000	311,602
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (a) (b) (c)	68,000	43,149
7.50%, 02/15/29 (a)	259,000	179,003
Arches Buyer Inc.
6.13%, 12/01/28 (a) (d)	19,000	15,744
CCO Holdings, LLC
5.13%, 05/01/27 (a)	108,000	102,011
5.38%, 06/01/29 (a)	542,000	497,863
4.75%, 03/01/30 - 02/01/32 (a)	274,000	232,225
4.25%, 02/01/31 - 01/15/34 (a)	368,000	292,591
4.50%, 05/01/32	111,000	90,681
Clear Channel International B.V.
6.63%, 08/01/25 (a) (d)	85,000	83,175
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (d)	129,000	96,655
7.50%, 06/01/29 (a) (d)	204,000	145,385
Connect Finco SARL
6.75%, 10/01/26 (a)	150,000	141,134
CSC Holdings, LLC
5.25%, 06/01/24	85,000	82,033
5.38%, 02/01/28 (a) (d)	56,000	45,991
7.50%, 04/01/28 (a)	210,000	133,754
Diamond Sports Group, LLC
0.00%, 08/15/26 (a) (e) (f)	93,000	5,031
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	454,000	411,218
DISH DBS Corporation
7.75%, 07/01/26	339,000	223,741
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	118,000	117,471
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (a)	93,000	80,733
Gray Television, Inc.
5.38%, 11/15/31 (a)	314,000	205,979
Hughes Satellite Systems Corporation
6.63%, 08/01/26	82,000	77,447
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	34,034
8.38%, 05/01/27 (d)	150,651	109,489
5.25%, 08/15/27 (a)	120,000	98,066
4.75%, 01/15/28 (a)	50,000	39,855
Iliad Holding
7.00%, 10/15/28 (a)	402,000	381,261
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	377,000	356,016
5.13%, 07/15/29 (a)	220,000	188,114
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	251,000	141,445
3.63%, 01/15/29 (a)	140,000	77,271
3.88%, 11/15/29 (a)	265,000	191,691
Liberty Media Corporation
8.25%, 02/01/30	245,000	61,556
Lumen Technologies Inc.
7.60%, 09/15/39	24,000	9,179
News Corporation
3.88%, 05/15/29 (a)	89,000	79,049
5.13%, 02/15/32 (a)	59,000	55,265
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	367,000	151,328
Sirius XM Radio Inc.
5.00%, 08/01/27 (a)	59,000	54,838
4.13%, 07/01/30 (a)	189,000	154,499
3.88%, 09/01/31 (a)	184,000	143,060
Sprint Capital Corporation
6.88%, 11/15/28	94,000	101,032
Sprint Corporation
7.88%, 09/15/23	25,000	25,203
7.13%, 06/15/24	136,000	138,396
7.63%, 03/01/26	25,000	26,440
Stagwell Inc.
5.63%, 08/15/29 (a)	420,000	368,605
Telecom Italia SPA
5.30%, 05/30/24 (a)	85,000	83,281
Telesat Canada
5.63%, 12/06/26 (a)	193,000	101,231
6.50%, 10/15/27 (a)	201,000	60,754
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	150,000	113,445
Townsquare Media, Inc.
6.88%, 02/01/26 (a)	54,000	50,851
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	287,000	246,308
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (a)	423,000	362,499
		8,091,889
Energy 13.9%
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	143,000	139,671
5.38%, 06/15/29 (a)	179,000	168,583
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	483,000	466,748
Bip-V Chinook
5.50%, 06/15/31 (a)	536,000	481,704
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	106,000	105,207
6.63%, 07/15/26 (a)	57,000	55,766
Buckeye Partners, L.P.
5.85%, 11/15/43	120,000	89,148
5.60%, 10/15/44	19,000	13,513
Callon Petroleum Company
6.38%, 07/01/26	316,000	301,066
7.50%, 06/15/30 (a) (d)	28,000	26,305
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	230,000	190,139
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	146,000	144,386
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	199,000	188,477
DT Midstream, Inc.
4.38%, 06/15/31 (a)	26,000	22,598
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	93,000	92,326
Enerflex Ltd.
9.00%, 10/15/27 (a)	280,000	272,334
Energean Israel Finance Ltd
4.88%, 03/30/26 (g)	397,000	367,225
Energy Transfer LP
6.50%, (100, 08/15/26) (h)	30,000	26,471
6.75%, (100, 05/15/25) (h)	106,000	93,568
7.13%, (100, 05/15/30) (h)	62,000	51,989
Enlink Midstream, LLC
6.50%, 09/01/30 (a)	40,000	40,446
EQM Midstream Partners, LP
4.13%, 12/01/26	163,000	148,027
7.50%, 06/01/27 (a)	84,000	84,307
6.50%, 07/01/27 (a)	104,000	100,710
4.50%, 01/15/29 (a)	237,000	201,511
4.75%, 01/15/31 (a)	128,000	106,289
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	357,000	337,095
5.75%, 02/01/29 (a)	61,000	56,752
6.00%, 04/15/30 (a)	76,000	70,095
Husky Energy Inc.
13.00%, 02/15/25 (a) (c)	402,000	339,690
ITT Holdings LLC
6.50%, 08/01/29 (a)	433,000	365,231

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
Kinetik Holdings LP
5.88%, 06/15/30 (a)	242,000	232,850
Nabors Industries Ltd.
7.50%, 01/15/28 (a)	117,000	107,492
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	147,000	143,950
NuStar Logistics, L.P.
6.00%, 06/01/26	85,000	83,039
5.63%, 04/28/27	172,000	163,392
Occidental Petroleum Corporation
6.95%, 07/01/24	94,000	95,306
8.88%, 07/15/30	80,000	92,947
6.45%, 09/15/36	66,000	69,427
7.95%, 06/15/39	55,000	62,242
6.60%, 03/15/46	78,000	82,048
PDV America, Inc.
9.25%, 08/01/24 (a)	175,000	175,405
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	189,000	188,040
Southwestern Energy Company
8.38%, 09/15/28	96,000	100,940
5.38%, 02/01/29 - 03/15/30	233,000	219,079
4.75%, 02/01/32	211,000	186,449
Tap Rock Resources, LLC
7.00%, 10/01/26 (a)	134,000	117,765
Transocean Inc
8.00%, 02/01/27 (a)	160,000	142,946
8.75%, 02/15/30 (a)	61,000	62,220
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	193,000	197,899
USA Compression Finance Corp.
6.88%, 09/01/27	140,000	133,816
Var Energi ASA
8.00%, 11/15/32 (a)	200,000	214,088
Western Midstream Operating, LP
6.15%, 04/01/33	44,000	44,605
		8,063,322
Consumer Discretionary 13.7%
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	89,000	85,817
Bath & Body Works, Inc.
7.50%, 06/15/29 (d)	140,000	142,817
6.88%, 11/01/35	92,000	83,204
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	142,000	144,457
Carnival Corporation
7.63%, 03/01/26 (a) (d)	248,000	226,267
5.75%, 03/01/27 (a)	486,000	399,084
9.88%, 08/01/27 (a)	387,000	398,443
4.00%, 08/01/28 (a)	40,000	34,454
CDI Escrow Issuer Inc
5.75%, 04/01/30 (a)	228,000	217,664
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	45,000	42,136
Clarios Global LP
8.50%, 05/15/27 (a) (d)	230,000	230,826
Dana Incorporated
5.38%, 11/15/27	43,000	40,641
5.63%, 06/15/28 (d)	93,000	87,337
4.25%, 09/01/30	13,000	10,602
4.50%, 02/15/32	240,000	193,590
EG Global Finance PLC
8.50%, 10/30/25 (a)	230,000	215,013
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	140,000	140,044
Ford Motor Company
6.63%, 10/01/28	83,000	85,025
9.63%, 04/22/30	64,000	74,129
5.29%, 12/08/46	62,000	50,549
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	381,000	361,926
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	51,000	45,239
4.88%, 07/01/31 (a)	219,000	187,110
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (a) (c)	88,000	80,345
6.38%, 05/15/29 (a) (c)	167,000	147,489
International Game Technology PLC
5.25%, 01/15/29 (a)	113,000	108,204
IRB Holding Corp.
7.00%, 06/15/25 (a)	101,000	101,287
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	331,000	289,187
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	145,000	141,744
5.50%, 07/15/29 (a)	240,000	188,321
KB Home
4.80%, 11/15/29	61,000	55,853
7.25%, 07/15/30	56,000	56,875
Macys Retail Holdings
5.88%, 03/15/30 (a)	130,000	115,054
6.13%, 03/15/32 (a)	278,000	244,559
Magic Mergeco, Inc.
5.25%, 05/01/28 (a)	145,000	120,818
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	286,000	211,405
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28	76,000	67,935
MCE Finance Limited
5.38%, 12/04/29 (a)	344,000	280,490
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	180,000	156,575
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	148,795	148,440
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	145,000	136,135
Odeon Finco PLC
12.75%, 11/01/27 (a) (d)	85,000	78,669
PetSmart, Inc.
7.75%, 02/15/29 (a)	230,000	225,565
PM General Purchaser LLC
9.50%, 10/01/28 (a)	306,000	281,027
QVC, Inc.
5.45%, 08/15/34	140,000	52,282
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	144,000	144,895
Sands China Ltd.
3.35%, 03/08/29 (b) (i)	190,000	158,296
Scientific Games International, Inc.
7.00%, 05/15/28 (a)	91,000	90,088
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	42,000	40,291
Staples, Inc.
7.50%, 04/15/26 (a)	250,000	219,010
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	97,000	82,414
10.50%, 05/15/29 (a)	150,000	93,801
Travel + Leisure Co.
6.00%, 04/01/27 (b) (i)	65,000	64,406
4.50%, 12/01/29 (a)	124,000	108,043
4.63%, 03/01/30 (a)	95,000	81,753
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	86,000	84,130
		7,951,760
Industrials 11.3%
Air Canada
3.88%, 08/15/26 (a)	150,000	136,261
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	353,000	328,779
Bombardier Inc.
7.50%, 03/15/25 (a)	23,000	23,069
7.13%, 06/15/26 (a)	232,000	233,754
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	638,000	551,604
Chart Industries, Inc.
7.50%, 01/01/30 (a)	69,000	71,292
9.50%, 01/01/31 (a)	58,000	61,209

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (a)	98,000	94,315
8.75%, 04/15/30 (a)	282,000	251,806
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	111,000	113,921
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	479,000	479,591
9.75%, 08/01/27 (a)	55,000	58,024
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	208,000	180,720
Howmet Aerospace Inc.
6.88%, 05/01/25	4,000	4,143
Imola Merger Corporation
4.75%, 05/15/29 (a)	214,000	191,339
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	398,000	342,201
Labl, Inc.
9.50%, 11/01/28 (a)	85,000	85,657
Masonite International Corporation
5.38%, 02/01/28 (a)	71,000	67,805
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (a)	280,000	279,894
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	105,064	89,386
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (d)	330,000	261,140
Rand Parent LLC
8.50%, 02/15/30 (a)	139,000	130,647
Regal Rexnord Corporation
6.05%, 04/15/28 (a) (i)	140,000	140,521
Rolls-Royce PLC
5.75%, 10/15/27 (a)	295,000	295,167
Sensata Technologies B.V.
4.00%, 04/15/29 (a)	225,000	203,273
Summit Materials, LLC
5.25%, 01/15/29 (a)	150,000	142,338
Terex Corporation
5.00%, 05/15/29 (a)	191,000	177,513
TransDigm Inc.
8.00%, 12/15/25 (a)	34,000	34,671
6.25%, 03/15/26 (a)	462,000	462,363
6.75%, 08/15/28 (a)	142,000	143,419
Transdigm UK Holdings PLC
6.88%, 05/15/26	51,000	50,396
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	232,000	238,172
4.50%, 08/15/29 (a)	90,000	82,127
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	368,000	332,823
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	234,000	220,443
		6,559,783
Financials 11.2%
Acrisure, LLC
7.00%, 11/15/25 (a)	204,000	190,950
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	188,000	190,818
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	57,000	57,356
Citigroup Inc.
5.00%, (100, 09/12/24) (h)	166,000	154,901
7.38%, (100, 05/15/28) (h)	140,000	137,731
Corebridge Financial, Inc.
6.88%, 12/15/52 (a)	141,000	124,768
Credit Suisse Group AG
6.44%, 08/11/28 (a) (j)	250,000	247,813
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (a)	47,000	46,450
Deutsche Bank Aktiengesellschaft
6.72%, 01/18/29 (j)	170,000	169,265
4.88%, 12/01/32	480,000	390,876
EG Global Finance PLC
6.75%, 02/07/25 (a)	180,000	166,275
Ford Motor Credit Company LLC
5.13%, 06/16/25	132,000	129,157
4.27%, 01/09/27	194,000	180,663
4.00%, 11/13/30	395,000	337,010
HUB International Limited
7.00%, 05/01/26 (a)	129,000	127,079
Icahn Enterprises L.P.
6.25%, 05/15/26	319,000	313,827
5.25%, 05/15/27	316,000	296,330
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (c)	39,000	28,080
Markel Corporation
6.00%, (100, 06/01/25) (h)	157,000	150,634
Navient Corporation
6.13%, 03/25/24	140,000	138,077
NFP Corp.
6.88%, 08/15/28 (a)	156,000	133,993
7.50%, 10/01/30 (a)	93,000	89,836
OneMain Finance Corporation
6.13%, 03/15/24	195,000	189,987
3.50%, 01/15/27	302,000	253,718
3.88%, 09/15/28	110,000	87,021
5.38%, 11/15/29	130,000	109,340
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	204,000	190,495
5.75%, 09/15/31 (a)	438,000	352,954
PRA Group, Inc.
8.38%, 02/01/28 (a)	190,000	189,950
Stena International S.A R.L.
6.13%, 02/01/25 (a)	282,000	272,283
The PNC Financial Services Group, Inc.
6.25%, (100, 03/15/30) (h)	190,000	175,966
The Toronto-Dominion Bank
8.13%, 10/31/82 (j)	200,000	203,500
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	154,375	151,045
UBS Group AG
4.88%, (100, 02/12/27) (a) (h)	210,000	163,122
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a)	86,000	82,981
6.38%, 02/01/30 (a) (d)	232,000	207,418
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	73,000	62,085
		6,493,754
Health Care 6.9%
Bausch Health Companies Inc.
6.13%, 02/01/27 (a)	117,000	75,806
4.88%, 06/01/28 (a)	41,000	24,365
Centene Corporation
2.50%, 03/01/31	48,000	38,928
DaVita Inc.
3.75%, 02/15/31 (a)	620,000	488,535
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	122,446
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (a)	261,000	247,465
9.75%, 12/01/26 (a)	130,000	105,081
4.38%, 02/15/27 (a)	134,000	109,643
5.38%, 01/15/29 (a)	135,000	82,536
Molina Healthcare, Inc.
3.88%, 05/15/32 (a)	100,000	84,920
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	150,000	130,147
5.25%, 10/01/29 (a) (d)	243,000	210,825
Organon & Co.
4.13%, 04/30/28 (a)	75,000	69,027
5.13%, 04/30/31 (a)	247,000	219,253
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (d)	452,000	388,073
Perrigo Finance Unlimited Company
4.40%, 06/15/30 (b) (i)	155,000	138,864
Royalty Pharma PLC
2.20%, 09/02/30	175,000	142,810

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
Tenet Healthcare Corporation
4.88%, 01/01/26	178,000	174,501
4.63%, 06/15/28 (g)	55,000	51,110
6.13%, 10/01/28	362,000	345,147
4.25%, 06/01/29	208,000	187,943
4.38%, 01/15/30	80,000	71,821
6.13%, 06/15/30 (a)	196,000	193,616
Teva Pharmaceutical Finance Netherlands III B.V.
8.13%, 09/15/31 (d)	276,000	289,847
		3,992,709
Consumer Staples 6.1%
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	264,000	228,527
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	200,000	196,587
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	74,000	70,860
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (a)	74,000	61,249
Kraft Heinz Foods Company
4.63%, 10/01/39	218,000	199,683
Marb Bondco PLC
3.95%, 01/29/31 (a)	327,000	249,115
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	304,000	188,003
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	189,000	152,268
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (a)	147,000	147,148
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	441,000	408,709
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	131,000	130,179
4.25%, 04/15/31	426,000	371,771
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	52,000	51,580
3.38%, 08/31/27 (a)	207,000	185,575
6.25%, 01/15/28 (a)	198,000	185,911
Safeway Inc.
5.88%, 02/15/28 (a)	131,000	130,188
3.50%, 03/15/29 (a)	206,000	179,238
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	187,000	148,371
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	258,000	239,420
		3,524,382
Information Technology 3.9%
Alteryx, Inc.
8.75%, 03/15/28 (a)	186,000	187,106
AMS-Osram AG
7.00%, 07/31/25 (a)	344,000	321,891
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	67,000	60,559
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	46,000	46,278
Commscope Finance LLC
6.00%, 03/01/26 (a)	81,000	78,088
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	115,000	108,529
5.95%, 06/15/30 (a)	241,000	233,539
Entegris, Inc.
4.38%, 04/15/28 (a)	94,000	85,272
Goto Group, Inc.
5.50%, 09/01/27 (a)	216,000	111,382
NCR Corporation
5.75%, 09/01/27 (a)	140,000	137,443
5.13%, 04/15/29 (a)	165,000	143,094
6.13%, 09/01/29 (a) (d)	140,000	138,112
Open Text Corporation
3.88%, 02/15/28 (a)	112,000	100,008
3.88%, 12/01/29 (a)	157,000	132,276
4.13%, 02/15/30 (a)	215,000	184,458
ViaSat, Inc.
5.63%, 09/15/25 (a)	167,000	158,409
6.50%, 07/15/28 (a)	78,000	57,241
		2,283,685
Materials 3.7%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	197,000	148,396
Carpenter Technology Corporation
6.38%, 07/15/28	63,000	61,632
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (a) (h)	200,000	199,604
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	121,000	120,776
6.88%, 10/15/27 (a)	448,000	433,454
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (a)	202,000	193,692
Freeport-McMoRan Inc.
5.00%, 09/01/27	117,000	115,188
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	95,000	87,309
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	231,000	194,674
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	86,000	84,656
5.25%, 06/01/27 (a)	93,000	84,776
Olin Corporation
5.63%, 08/01/29	200,000	195,910
Pearl Merger Sub Inc.
6.75%, 10/01/28 (a)	34,000	30,270
Sealed Air Corporation
6.13%, 02/01/28 (a)	53,000	53,630
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a) (d)	195,000	116,234
		2,120,201
Utilities 2.3%
Calpine Corporation
4.50%, 02/15/28 (a)	121,000	112,206
5.13%, 03/15/28 (a)	212,000	194,158
5.00%, 02/01/31 (a)	72,000	61,003
DPL Inc.
4.13%, 07/01/25	114,000	108,925
Pacific Gas And Electric Company
3.25%, 06/01/31	170,000	144,455
5.90%, 06/15/32	79,000	79,011
6.15%, 01/15/33	48,000	49,283
PG&E Corporation
5.00%, 07/01/28	84,000	79,335
TransAlta Corporation
7.75%, 11/15/29	39,000	41,004
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	95,000	92,324
5.00%, 07/31/27 (a)	229,000	216,423
4.38%, 05/01/29 (a)	105,000	93,489
4.30%, 07/15/29 (a)	34,000	30,458
		1,302,074
Real Estate 0.5%
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (a)	193,000	173,603
VICI Properties Inc.
4.25%, 12/01/26 (a)	90,000	84,318
		257,921
Total Corporate Bonds And Notes (cost $54,676,630)		50,641,480
SENIOR FLOATING RATE INSTRUMENTS 3.5%
Communication Services 1.9%
888 Acquisitions Limited
USD Term Loan B, 9.93%, (3 Month Term SOFR + 5.25%), 07/18/28 (k)	149,674	124,978
Allen Media, LLC
2021 Term Loan B, 10.23%, (3 Month USD LIBOR + 5.50%), 02/10/27 (c) (k)	171,708	148,527
GOGO Intermediate Holdings LLC
Term Loan B, 8.58%, (3 Month Term SOFR + 3.75%), 04/21/28 (k)	150,653	149,334

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

	Shares/Par[1]	Value ($)
Great Outdoors Group, LLC
2021 Term Loan B1, 8.38%, (1 Month USD LIBOR + 3.75%), 02/26/28 (k)	286,510	282,393
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.08%, (SOFR + 4.25%), 01/25/29 (k)	131,054	129,416
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	157,405	111,463
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.09%, (3 Month Term SOFR + 3.25%), 07/04/28 (k)	149,250	149,056
		1,095,167
Information Technology 0.8%
CoreLogic, Inc.
Term Loan, 8.19%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	89,635	76,222
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.38%, (1 Month USD LIBOR + 3.75%), 09/08/26 (k)	69,177	63,643
Peraton Corp.
Term Loan B, 8.38%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	140,468	138,420
Roper Industrial Products Investment Company LLC
USD Term Loan , 8.93%, (SOFR + 4.50%), 11/22/29 (k)	110,000	109,018
Verifone Systems, Inc.
2018 1st Lien Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 08/09/25 (k)	61,674	52,620
		439,923
Materials 0.3%
Lonza Group AG
USD Term Loan B, 8.73%, (3 Month USD LIBOR + 4.00%), 04/29/28 (k)	80,650	74,539
PMHC II, Inc.
2022 Term Loan B, 9.08%, (3 Month Term SOFR + 4.25%), 02/03/29 (k)	149,250	131,091
		205,630
Consumer Discretionary 0.2%
Michaels Companies, Inc.
2021 Term Loan B, 8.98%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	121,634	111,364
Industrials 0.2%
Mileage Plus Holdings LLC
2020 Term Loan B, 10.21%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	41,820	43,341
United Airlines, Inc.
2021 Term Loan B, 8.57%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	53,018	52,554
		95,895
Financials 0.1%
Advisor Group, Inc.
2021 Term Loan, 9.13%, (1 Month USD LIBOR + 4.50%), 07/31/26 (k)	82,651	81,153
Total Senior Floating Rate Instruments (cost $2,133,502)		2,029,132
INVESTMENT COMPANIES 1.3%
iShares Broad USD High Yield Corporate Bond ETF (d)	20,747	737,556
Total Investment Companies (cost $768,057)		737,556
GOVERNMENT AND AGENCY OBLIGATIONS 0.5%
Sovereign 0.5%
Presidencia de la Republica de Colombia
7.50%, 02/02/34	285,000	279,169
Total Government And Agency Obligations (cost $283,708)		279,169
COMMON STOCKS 0.2%
Energy 0.1%
MPLX LP	2,200	75,790
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (e) (l)	1,868	28,020
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (e)	8,143	9,772
iHeartMedia, Inc. - Class A (e)	3,283	12,804
		22,576
Total Common Stocks (cost $220,713)		126,386
SHORT TERM INVESTMENTS 9.0%
Investment Companies 5.7%
State Street U.S. Government Money Market Fund, 4.63% (m)	3,316,398	3,316,398
Securities Lending Collateral 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84% (m)	1,929,770	1,929,770
Total Short Term Investments (cost $5,246,168)		5,246,168
Total Investments 102.0% (cost $63,328,778)		59,059,891
Other Assets and Liabilities, Net (2.0)%		(1,178,673)
Total Net Assets 100.0%		57,881,218

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2023, the value and the percentage of net assets of these securities was $39,289,359 and 67.9% of the Fund.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) All or a portion of the security was on loan as of March 31, 2023.

(e) Non-income producing security.

(f) As of March 31, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2023.

(j) Convertible security.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	388,628	367,225	0.6
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	49,898	51,110	0.1
		438,526	418,335	0.7

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

ETF - Exchange Traded Fund
LIBOR – London Interbank Offered Rate
MBS - Mortgage-Backed Security
REMIC - Real Estate Mortgage Investment Conduit SOFR - Secured Overnight Financing Rate
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the Investment Company Act of 1940, as amended (“the 1940 Act”). The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the Trust's valuation policy, procedures and guidelines (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”), on behalf of each Fund, has designated to Jackson National Asset Management LLC (“JNAM” or the “the Administrator”) the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value (“NAV”) of each Fund. Further, the Board has designated the Adviser as the Valuation Designee. As the Valuation Designee, the Adviser has established a Valuation Committee (the “Valuation Committee”) and adopted the Valuation Policies and Procedures pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ Valuation Committee will evaluate if trading activity on other US exchanges and markets for equity securities is considered reflective of normal market activity. To the extent a NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent a NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Administrator typically uses independent pricing services to value debt securities. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ Valuation Policies and Procedures require the Administrator to determine the “fair value” of the contracts. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

Certain of the Funds invest in foreign securities and other assets that are priced in a currency other than US dollars. For foreign securities and other assets that are priced in a currency other than US dollars, a Fund will convert the security or asset from the local currency into US dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund's shares.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign equity portfolio securities used in such calculation, the Valuation Policies and Procedures authorize the Adviser, to determine

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

the “fair value” of such foreign equity securities for purposes of calculating a Fund’s NAV. When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign equity portfolio securities based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2023, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	21,977,679	—	21,977,679
Corporate Bonds And Notes	—	21,633,799	—	21,633,799
Non-U.S. Government Agency Asset-Backed Securities	—	5,428,969	—	5,428,969
Senior Floating Rate Instruments	—	833,029	—	833,029
Investment Companies	495,985	—	—	495,985
Common Stocks	—	—	18,225	18,225
Short Term Investments	3,792,146	1,314,091	—	5,106,237
	4,288,131	51,187,567	18,225	55,493,923
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	114,786	—	—	114,786
	114,786	—	—	114,786
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(105,936)	—	—	(105,936)
	(105,936)	—	—	(105,936)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	50,641,480	—	50,641,480
Senior Floating Rate Instruments	—	2,029,132	—	2,029,132
Investment Companies	737,556	—	—	737,556
Government And Agency Obligations	—	279,169	—	279,169
Common Stocks	98,366	—	28,020	126,386
Short Term Investments	5,246,168	—	—	5,246,168
	6,082,090	52,949,781	28,020	59,059,891

1 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2023.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2023

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.